Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	¥ 40,236,604		¥ 37,675,421
Gross unrealized gains, available-for-sale securities	1,071,418		1,019,144
Gross unrealized losses, available-for-sale securities	49,046		145,624
Fair value, available-for-sale securities	41,258,976		38,548,941
Amortized cost, held-to-maturity securities	1,801,615		1,202,123
Gross unrealized gains, held-to-maturity securities	14,587		7,366
Gross unrealized losses, held-to-maturity securities	62		1,269
Fair value, held-to-maturity securities	1,816,140		1,208,220
Debt securities | Japanese government bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	32,629,290		29,280,682
Gross unrealized gains, available-for-sale securities	29,428		10,572
Gross unrealized losses, available-for-sale securities	12,064		78,001
Fair value, available-for-sale securities	32,646,654		29,213,253
Amortized cost, held-to-maturity securities	1,800,614		1,200,615
Gross unrealized gains, held-to-maturity securities	14,587		7,361
Gross unrealized losses, held-to-maturity securities	62		1,269
Fair value, held-to-maturity securities	1,815,139		1,206,707
Debt securities | Japanese corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, held-to-maturity securities	1,001		1,508
Gross unrealized gains, held-to-maturity securities			5
Fair value, held-to-maturity securities	1,001		1,513
Debt securities | Japanese local gov't bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	269,434		229,440
Gross unrealized gains, available-for-sale securities	3,222		2,139
Gross unrealized losses, available-for-sale securities	90		1,410
Fair value, available-for-sale securities	272,566		230,169
Debt securities | U.S. Treasury bonds and federal agency securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	101,205		128,507
Gross unrealized gains, available-for-sale securities	310		397
Gross unrealized losses, available-for-sale securities	79		522
Fair value, available-for-sale securities	101,436		128,382
Debt securities | Other foreign gov't bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	443,836		290,428
Gross unrealized gains, available-for-sale securities	969		331
Gross unrealized losses, available-for-sale securities	262		181
Fair value, available-for-sale securities	444,543		290,578
Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	971,799		769,182
Gross unrealized gains, available-for-sale securities	9,381		3,496
Gross unrealized losses, available-for-sale securities	896		7,710
Fair value, available-for-sale securities	980,284	[1]	764,968	[1]
Debt securities | Residential mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	564,152		753,625
Gross unrealized gains, available-for-sale securities	10,375		11,358
Gross unrealized losses, available-for-sale securities	3,261		5,426
Fair value, available-for-sale securities	571,266		759,557
Debt securities | Commercial mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	338,393		509,294
Gross unrealized gains, available-for-sale securities	2,828		2,961
Gross unrealized losses, available-for-sale securities	10,949		26,007
Fair value, available-for-sale securities	330,272		486,248
Debt securities | Japanese corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	2,560,049		3,170,653
Gross unrealized gains, available-for-sale securities	32,066		41,456
Gross unrealized losses, available-for-sale securities	14,518		14,581
Fair value, available-for-sale securities	2,577,597		3,197,528
Debt securities | Foreign corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	525,978		624,877
Gross unrealized gains, available-for-sale securities	18,139		23,785
Gross unrealized losses, available-for-sale securities	2,174		2,954
Fair value, available-for-sale securities	541,943		645,708
Equity securities (marketable)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	1,832,468		1,918,733
Gross unrealized gains, available-for-sale securities	964,700		922,649
Gross unrealized losses, available-for-sale securities	4,753		8,832
Fair value, available-for-sale securities	¥ 2,792,415		¥ 2,832,550

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥82,632 million and ¥682,336 million, respectively, at March 31, 2011, and ¥150,253 million and ¥830,031 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.